Investment Securities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities [Table Text Block]

At March 31, 2017:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥25,435,570	¥396,057	¥5,339		¥25,826,288
Japanese prefectural and municipal bonds	1,010,336	9,598	4,445		1,015,489
Foreign governments and official institutions bonds	2,162,897	14,006	26,974		2,149,929
Corporate bonds	1,121,967	20,854	1,089		1,141,732
Residential mortgage-backed securities	1,203,685	551	15,318		1,188,918
Commercial mortgage-backed securities	80,564	454	750		80,268
Asset-backed securities	1,374,754	5,416	1,898		1,378,272
Other debt securities(1)	169,185	4,899	3,295		170,789
Marketable equity securities	2,736,976	3,407,915	6,477		6,138,414

Total	¥35,295,934	¥3,859,750	¥65,585		¥39,090,099

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,955	¥43,115	¥—		¥1,144,070
Foreign governments and official institutions bonds	61,135	1,113	—		62,248
Corporate bonds	100	—	—		100
Residential mortgage-backed securities	962,492	4,009	11,196	(2)	955,305
Commercial mortgage-backed securities	184,336	5,065	768	(2)	188,633
Asset-backed securities	1,278,303	9,277	185		1,287,395

Total	¥3,587,321	¥62,579	¥12,149		¥3,637,751

Notes:	(1)	Other debt securities in the table above include ¥160,479 million of private placement debt conduit bonds.
	(2)	MUFG Americas Holdings Corporation (“MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) (“Accumulated OCI”) in the accompanying condensed consolidated balance sheets were ¥4,662 million and ¥7,295 million, respectively, at March 31, 2017 and are not included in the table above.

At September 30, 2017:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥22,226,590	¥289,182	¥7,149		¥22,508,623
Japanese prefectural and municipal bonds	1,248,562	6,912	4,863		1,250,611
Foreign governments and official institutions bonds	2,312,548	15,203	26,100		2,301,651
Corporate bonds	1,098,500	15,770	1,204		1,113,066
Residential mortgage-backed securities	1,470,166	983	11,070		1,460,079
Commercial mortgage-backed securities	82,618	694	442		82,870
Asset-backed securities	1,500,616	6,274	1,237		1,505,653
Other debt securities(1)	161,044	4,309	2,267		163,086
Marketable equity securities	2,567,398	3,881,355	6,862		6,441,891

Total	¥32,668,042	¥4,220,682	¥61,194		¥36,827,530

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,892	¥40,268	¥—		¥1,141,160
Foreign governments and official institutions bonds	58,633	881	—		59,514
Corporate bonds	50	—	—		50
Residential mortgage-backed securities	932,328	3,985	8,686	(2)	927,627
Commercial mortgage-backed securities	174,223	5,237	636	(2)	178,824
Asset-backed securities	964,725	5,988	79		970,634

Total	¥3,230,851	¥56,359	¥9,401		¥3,277,809

Notes:	(1)	Other debt securities in the table above include ¥153,030 million of private placement debt conduit bonds.
	(2)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥3,963 million and ¥6,453 million, respectively, at September 30, 2017 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥50	¥50	¥12,477,989
Due from one year to five years	164,798	168,113	9,181,806
Due from five years to ten years	1,706,867	1,750,883	4,353,645
Due after ten years	1,359,136	1,358,763	4,372,199

Total	¥3,230,851	¥3,277,809	¥30,385,639

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2017:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,088,856	¥5,339	¥—	¥—	¥6,088,856	¥5,339	107
Japanese prefectural and municipal bonds	579,684	4,445	—	—	579,684	4,445	139
Foreign governments and official institutions bonds	1,034,336	26,677	115,053	297	1,149,389	26,974	142
Corporate bonds	277,394	933	15,613	156	293,007	1,089	160
Residential mortgage-backed securities	754,557	14,086	81,065	1,232	835,622	15,318	412
Commercial mortgage-backed securities	51,360	748	1,298	2	52,658	750	65
Asset-backed securities	80,059	1,269	128,372	629	208,431	1,898	85
Other debt securities	35,375	1,488	50,845	1,807	86,220	3,295	26
Marketable equity securities	222,950	6,449	554	28	223,504	6,477	111

Total	¥9,124,571	¥61,434	¥392,800	¥4,151	¥9,517,371	¥65,585	1,247

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥523,237	¥10,736	¥161,453	¥460	¥684,690	¥11,196	263
Commercial mortgage-backed securities	12,906	125	168,724	643	181,630	768	31
Asset-backed securities	25,679	13	101,345	172	127,024	185	5

Total	¥561,822	¥10,874	¥431,522	¥1,275	¥993,344	¥12,149	299

	Less than 12 months		12 months or more		Total
At September 30, 2017:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥8,258,526	¥6,306	¥85,561	¥843	¥8,344,087	¥7,149	149
Japanese prefectural and municipal bonds	790,305	4,641	16,963	222	807,268	4,863	205
Foreign governments and official institutions bonds	1,271,852	24,457	130,981	1,643	1,402,833	26,100	120
Corporate bonds	310,254	1,093	21,342	111	331,596	1,204	152
Residential mortgage-backed securities	762,855	9,868	151,497	1,202	914,352	11,070	441
Commercial mortgage-backed securities	41,785	441	1,136	1	42,921	442	47
Asset-backed securities	232,469	1,126	14,186	111	246,655	1,237	61
Other debt securities	12,055	184	56,414	2,083	68,469	2,267	22
Marketable equity securities	57,648	6,835	533	27	58,181	6,862	78

Total	¥11,737,749	¥54,951	¥478,613	¥6,243	¥12,216,362	¥61,194	1,275

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥519,945	¥8,616	¥141,542	¥70	¥661,487	¥8,686	280
Commercial mortgage-backed securities	11,672	140	161,175	496	172,847	636	31
Asset-backed securities	55,044	56	28,929	23	83,973	79	3

Total	¥586,661	¥8,812	¥331,646	¥589	¥918,307	¥9,401	314

Roll-forward of Credit Loss Component Recognized in Earnings [Table Text Block]

	Six months ended September 30,
	2016	2017
	(in millions)
Balance at beginning of period	¥6,691	¥4,125

Additions:
Initial credit impairments	35	107
Subsequent credit impairments	22	1

Reductions:
Securities sold or matured	(939)	(403)

Balance at end of period	¥5,809	¥3,830